Fair Value Measurement - Schedule of Reconciliation of Changes in Fair Value (Details) - USD ($)		3 Months Ended	9 Months Ended
	Mar. 26, 2026	Sep. 30, 2026	Sep. 30, 2026
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative, loss		$ 0	$ 1,661,000
Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value			1,874,000
Establishment of assets and liabilities			0
Change in estimated fair value, net of changes in foreign exchange rates			895,000
Reclassification of liability to equity			(2,769,000)
Ending balance, fair value		0	0
Earn-out Share Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value			0
Establishment of assets and liabilities			9,997,000
Change in estimated fair value, net of changes in foreign exchange rates			7,764,000
Reclassification of liability to equity	$ (17,761,000)		(17,761,000)
Ending balance, fair value		0	0
Derivative Asset
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value			0
Establishment of assets and liabilities			1,350,000
Change in estimated fair value, net of changes in foreign exchange rates			(246,000)
Reclassification of liability to equity			0
Ending balance, fair value		$ 1,104,000	$ 1,104,000